                                               SEC File Nos. 033-08865/811-04847
                                                             033-36962/811-06175

                                 MAINSTAY FUNDS

               Supplement dated December 15, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated prospectus of Eclipse Funds and Eclipse Funds Inc. (collectively, the "Funds"). You may obtain a copy of the Funds' Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Insert the following under the section entitled "Information on Fees" on page 74 of the Prospectus:

Small Account Fee

Several of the Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds are implementing a small account fee, effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your Fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds draft directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts) and certain Class A accounts created by a conversion from Class B shares where the small account balance is due solely to the conversion from Class B shares. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact MainStay Investments by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.




            Please Retain This Supplement For Your Future Reference.



                                                                    MS16gg-12/06

                                               SEC File Nos. 033-08865/811-04847



                                 MAINSTAY FUNDS

                       MainStay Mid Cap Opportunity Fund
                             MainStay Balanced Fund

               Supplement dated December 15, 2006 ("Supplement")
             to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay Mid Cap Opportunity Fund's and MainStay Balanced Fund's Class R3 shares (the "Funds"), each a series of Eclipse Funds. You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Insert the following under the section entitled "Information on Fees" on page 19 of the Prospectus:

Small Account Fee

     Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds are implementing a small account fee, effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your Fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds draft directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts) and certain Class A accounts created by a conversion from Class B shares where the small account balance is due solely to the conversion from Class B shares. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact MainStay Investments by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.




            Please Retain This Supplement For Your Future Reference.








                                                                  MS16gcR3-12/06

                                              SEC File Nos. 033-08865/811-04847
                                                            033-36962/811-06175

                                 MAINSTAY FUNDS

               Supplement dated December 15, 2006 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006
                      (as revised April 28, 2006) ("SAI")

     This Supplement updates certain information contained in the above-dated SAI of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Insert the following under the section entitled "TRANSFER AGENT" on page 108 of the SAI:

Transfer agent fees and expenses are charged to the Funds based on the number of accounts being serviced. Although the fees and expenses charged on this basis are generally in line with the average of other fund complexes, certain Funds or Classes have smaller average account sizes than the mutual fund industry average. As a result, when expressed as a percentage of assets, the transfer agent fees and expenses and gross total operating expenses of those Funds or Classes may be relatively higher than industry average. The Funds may, from time to time, consider and implement measures intended to increase average shareholder account size and/or reduce the Funds' transfer agent fees and expenses, in addition to the imposition of a small account fee.




            Please Retain This Supplement For Your Future Reference.



















                                                                    MS15ge-12/06